UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Preferred Income Fund III

2.28.2006 | Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 28, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 6.69%					$72,125,701
(Cost $71,400,628)

Automobile Manufacturers 0.18%					1,956,050

Ford Motor Co.,
Note	7.450	07-16-31	BB-	2,755	1,956,050
Consumer Finance 0.25%					2,739,714

General Motors Acceptance Corp.,
Bond	8.000	11-01-31	BB	3,000	2,739,714
Electric Utilities 3.56%					38,362,574

Black Hills Corp.,
Note	6.500	05-15-13	BBB-	15,000	15,214,785
DPL, Inc.,
Sr Note	6.875	09-01-11	BB-	5,036	5,286,400
Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	15,000	14,499,480
Kentucky Power Co.,
Sr Note, Ser D	5.625	12-01-32	BBB	3,565	3,361,909
Integrated Oil & Gas 0.54%					5,762,530

Amerada Hess Corp.,
Note	7.125	03-15-33	BBB-	5,000	5,762,530
Multi-Utilities & Unregulated Power 1.09%					11,764,575

DTE Energy Co.,
Sr Note	6.375	04-15-33	BBB-	7,500	7,764,075
TECO Energy, Inc.,
Note	7.000	05-01-12	BB	3,810	4,000,500
Oil & Gas Refining, Marketing & Transportation 1.07%					11,540,258

Valero Energy Corp.,
Note	7.500	04-15-32	BBB-	9,500	11,540,258
			Credit	Par value
Issuer, description, maturity date			rating (A)	($000)	Value

Capital preferred securities 7.96%					$85,808,475
(Cost $88,541,154)

Diversified Banks 3.18%					34,270,000

Credit Agricole Preferred Funding Trust,
7.00%, 01-29-49			A	9,000	9,112,500

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 28, 2006 (unaudited)

Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United
Kingdom)		A+	25,000	25,157,500
Electric Utilities 0.68%				7,283,250

DPL Capital Trust II, 8.125%, 09-01-31		B+	6,225	7,283,250
Gas Utilities 0.51%				5,545,047

KN Capital Trust III, 7.63%, 04-15-28		BB+	4,960	5,545,047
Integrated Telecommunication Services 1.42%				15,343,816

TCI Communications Financing Trust III,
9.65%, 03-31-27		BBB-	14,210	15,343,816
Investment Banking & Brokerage 0.93%				10,075,000

HBOS Capital Funding L.P., 6.85%, 03-29-49
(United Kingdom)		A	10,000	10,075,000
Multi-Utilities & Unregulated Power 0.90%				9,669,975

Dominion Resources Capital Trust I, 7.83%,
12-01-27		BB+	9,097	9,669,975
Other Diversified Financial Services 0.34%				3,621,387

JPM Capital Trust I, 7.54%, 01-15-27		A-	3,447	3,621,387
Issuer			Shares	Value

Common stocks 3.28%				$35,418,613
(Cost $30,574,170)

Electric Utilities 0.90%				9,774,092

FPL Group, Inc.			164,908	6,914,592
Scottish Power Plc, American Depositary
Receipt (United Kingdom)			70,000	2,859,500
Gas Utilities 0.68%				7,325,418

ONEOK, Inc.			239,471	7,325,418
Multi-Utilities & Unregulated Power 1.70%				18,319,103

CH Energy Group, Inc.			20,600	1,011,460
DTE Energy Co.			281,516	12,189,643
TECO Energy, Inc.			300,000	5,118,000

		Credit
Issuer, description		rating (A)	Shares	Value

Preferred stocks	81.20%			$875,829,845
(Cost $882,566,454)

Agricultural Products	1.49%			16,075,312

Ocean Spray Cranberries, Inc., 6.25%,
Ser A (S)		BB+	195,000	16,075,312

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 28, 2006 (unaudited)

Asset Management & Custody Banks 0.39%			4,153,401

BNY Capital V, 5.95%, Ser F	A-	170,361	4,153,401

Automobile Manufacturers 2.05%			22,107,018

Ford Motor Co., 7.50%	BB-	761,385	12,943,545
General Motors Corp., 7.25%, Ser 07-15-41	B	50,641	762,653
General Motors Corp., 7.375%, Ser 05-15-48	B2	558,194	8,400,820

Consumer Finance 2.57%			27,733,857

CIT Group, Inc., 6.35%, Ser A	BBB+	70,000	1,828,400
Ford Motor Credit Co., 7.60%	Ba2	25,000	501,000
HSBC Finance Corp., 6.36%, Depositary Shares,
Ser B	BBB+	250,000	6,525,000
HSBC Finance Corp., 6.875%	A	636,118	16,316,427
SLM Corp., 6.00%	A	56,195	1,368,910
SLM Corp., 6.97%, Ser A	BBB+	21,400	1,194,120

Diversified Banks 7.04%			75,909,205

BAC Capital Trust II, 7.00%	A	94,600	2,401,894
BAC Capital Trust III, 7.00%	A	22,000	563,200
BAC Capital Trust IV, 5.875%	A	411,400	10,071,072
HSBC Holdings Plc, 6.20%, Ser A (United
Kingdom)	A-	222,200	5,515,004
Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom)	A	960,000	23,232,000
Santander Finance Preferred S.A. Unipersonal,
6.41%, Ser 1 (Spain)	BBB+	100,000	2,504,000
USB Capital IV, 7.35%	A	59,100	1,499,958
USB Capital V, 7.25%	A	60,700	1,556,348
USB Capital VIII, 6.35%, Ser 1	A	120,000	3,030,000
Wachovia Preferred Funding Corp., 7.25%, Ser A	A-	674,800	18,826,920
Wells Fargo Capital Trust IV, 7.00%	A	187,800	4,719,414
Wells Fargo Capital Trust VII, 5.85%	A	81,700	1,989,395

Electric Utilities 12.52%			134,977,011

Cleveland Electric Financing Trust I, 9.00%	BB+	27,400	715,140
Consolidated Edison, Inc., $5.00, Ser A	BBB+	30,000	2,746,500
Consolidated Edison, Inc., 7.25%	A-	56,000	1,455,440
Entergy Mississippi, Inc., 7.25%	A-	113,668	2,908,764
FPC Capital I, 7.10%, Ser A	BB+	743,600	18,642,052
FPL Group Capital Trust I, 5.875%	BBB+	490,000	12,034,400
Georgia Power Capital Trust V, 7.125%	BBB+	156,100	4,007,087
Georgia Power Co., 6.00%, Ser R	A	730,000	18,323,000
Great Plains Energy, Inc., 8.00%, Conv	BBB-	685,400	16,877,975
HECO Capital Trust III, 6.50%	BBB-	130,000	3,305,900
Interstate Power & Light Co., 7.10%, Ser C	BBB-	354,900	9,724,260
Interstate Power & Light Co., 8.375%, Ser B	Baa3	54,500	1,798,500
Northern States Power Co., 8.00%	BBB-	74,550	1,948,737
NVP Capital I, 8.20%, Ser A	CCC+	56,300	1,434,524
NVP Capital III, 7.75%	CCC+	379,705	9,678,680
Sierra Pacific Power Co., 7.80%, Ser 1
(Class A)	CCC+	73,507	1,856,052

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 28, 2006 (unaudited)

Southern California Edison Co., 6.125%	BBB-	20,000	2,020,000
TXU Corp., 8.125%, Conv	Ba1	170,000	14,172,900
Virginia Power Capital Trust, 7.375%	BB+	444,200	11,327,100

Gas Utilities 3.32%			35,806,222

Laclede Capital Trust I, 7.70%	BBB+	76,500	1,978,290
Southern Union Co., 7.55%	BB+	449,000	11,808,700
Southwest Gas Capital II, 7.70%	BB	810,250	21,431,112
Vectren Utility Holdings, Inc., 7.25%	A-	23,200	588,120

Hotels, Resorts & Cruise Lines 0.28%			2,998,208

Hilton Hotels Corp., 8.00%	BB	118,600	2,998,208

Integrated Telecommunication Services 2.56%			27,557,424

Telephone & Data Systems, Inc., 6.625%	A-	462,900	11,387,340
Telephone & Data Systems, Inc., 7.60%, Ser A	A-	492,976	12,472,293
Verizon New England, Inc., 7.00%, Ser B	A3	146,100	3,697,791

Investment Banking & Brokerage 9.61%			103,682,751

Fleet Capital Trust VII, 7.20%	A	61,604	1,575,830
Fleet Capital Trust IX, 6.00%	A	469,200	11,645,544
Goldman Sachs Group, Inc., 6.20%, Ser B	A-	240,000	6,247,200
Lehman Brothers Holdings Capital Trust III,
6.375%, Ser K	A-	793,400	20,255,502
Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D	A-	142,500	7,267,500
Merrill Lynch Preferred Capital Trust III,
7.00%	A-	417,017	10,825,761
Merrill Lynch Preferred Capital Trust IV,
7.12%	A-	232,700	6,043,219
Merrill Lynch Preferred Capital Trust V, 7.28%	A-	373,700	9,824,573
Morgan Stanley Capital Trust III, 6.25%	A-	764,025	18,879,058
Morgan Stanley Capital Trust IV, 6.25%	A-	393,925	9,852,064
Morgan Stanley Capital Trust VI, 6.60%	A-	50,000	1,266,500

Life & Health Insurance 2.21%			23,837,046

Lincoln National Capital VI, 6.75%, Ser F	BBB	304,000	7,797,600
Phoenix Cos., Inc. (The), 7.45%	BBB	387,849	9,835,851
PLC Capital Trust IV, 7.25%	BBB+	120,600	3,099,420
PLC Capital Trust V, 6.125%	BBB+	73,300	1,814,175
Prudential Plc, 6.50% (United Kingdom)	A	50,000	1,290,000

Multi-Line Insurance 6.30%			68,000,926

AEGON N.V., 6.375% (Netherlands)	A-	236,265	5,989,318
AEGON N.V., 6.50% (Netherlands)	A-	30,000	757,500
ING Groep N.V., 7.05% (Netherlands)	A	603,970	15,461,632
ING Groep N.V., 7.20% (Netherlands)	A	641,000	16,563,440
MetLife, Inc., 6.375%, Ser B, Conv	BBB+	11,680	321,317
MetLife, Inc., 6.50%, Ser B	BBB	1,108,850	28,907,719

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 28, 2006 (unaudited)

Multi-Utilities & Unregulated Power 7.92%			85,444,405

Aquila, Inc., 7.875%	B2	218,707	5,480,797
Avista Corp., $6.95, Ser K	BB-	138,517	14,197,993
BGE Capital Trust II, 6.20%	BBB-	639,428	15,972,911
Consumers Energy Co. Financing IV, 9.00%	Ba2	211,700	5,419,520
DTE Energy Trust I, 7.80%	BB+	147,400	3,764,596
DTE Energy Trust II, 7.50%	BB+	20,000	528,000
Energy East Capital Trust I, 8.25%	BBB-	204,900	5,204,460
PNM Resources, Inc., 6.75%, Conv	BBB-	258,199	12,832,490
PSEG Funding Trust II, 8.75%	BB+	462,275	12,361,234
Public Service Electric & Gas Co., 5.05%,
Ser D	BB+	30,000	2,760,000
Puget Sound Energy Capital Trust II, 8.40%	BB	185,600	4,740,224
TECO Capital Trust I, 8.50%	B	85,845	2,182,180

Oil & Gas Exploration & Production 4.30%			46,336,794

Anadarko Petroleum Corp., 5.46%, Depositary
Shares, Ser B	BBB-	24,600	2,449,238
Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	27,500	2,738,830
Devon Energy Corp., 6.49%, Ser A	BB+	25,250	2,586,547
Nexen, Inc., 7.35% (Canada)	BB+	1,494,079	38,562,179

Other Diversified Financial Services 9.44%			101,868,462

ABN AMRO Capital Funding Trust V, 5.90%	A	867,400	20,947,710
ABN AMRO Capital Funding Trust VI, 6.25%	A	353,900	8,939,514
Citigroup Capital VII, 7.125%	A	30,042	756,758
Citigroup Capital VIII, 6.95%	A	241,200	6,138,540
Citigroup Capital IX, 6.00%	A	384,700	9,540,560
Citigroup Capital X, 6.10%	A	720,000	18,072,000
General Electric Capital Corp., 5.875%	AAA	325,930	8,089,583
General Electric Capital Corp., 6.10%	AAA	94,747	2,379,097
JPMorgan Chase Capital XI, 5.875%, Ser K	A-	1,030,000	24,864,200
JPMorgan Chase Capital XIV, 6.20%, Ser N	A-	25,000	625,500
JPMorgan Chase Capital XVI, 6.35%	A-	60,000	1,515,000

Real Estate Investment Trusts 5.00%			53,968,444

Duke Realty Corp., 6.50%, Depositary Shares,
Ser K	BBB	151,600	3,752,100
Duke Realty Corp., 6.60%, Depositary Shares,
Ser L	BBB	118,500	2,961,315
Duke Realty Corp., 6.625%, Depositary Shares,
Ser J	BBB	638,100	15,856,785
Kimco Realty Co., 6.65%, Depositary Shares,
Ser F	BBB+	384,750	9,830,363
Public Storage, Inc., 6.18%, Depositary
Shares, Ser D	BBB+	20,000	477,000
Public Storage, Inc., 6.50%, Depositary
Shares, Ser W	BBB+	450,000	11,119,500
Public Storage, Inc., 7.50%, Depositary
Shares, Ser V	BBB+	184,530	4,777,482
Public Storage, Inc., 7.625%, Depositary
Shares, Ser T	BBB+	25,500	653,055
Public Storage, Inc., 8.00%, Depositary
Shares, Ser R	BBB+	177,100	4,540,844

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 28, 2006 (unaudited)

Regional Banks 2.47%						26,621,552

National Commerce Capital Trust II, 7.70%				A-	86,800	2,232,496
PFGI Capital Corp., 7.75%				A-	926,900	24,389,056
Reinsurance 0.26%						2,826,936

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda)				BBB	127,800	2,826,936
Thrifts & Mortgage Finance 1.19%						12,853,199

Abbey National Plc, 7.25% (United Kingdom)				A-	163,265	4,127,339
Abbey National Plc, 7.375% (United Kingdom)				A-	339,000	8,725,860
Wireless Telecommunication Services	0.28%					3,071,672

United States Cellular, 7.50%				A-	119,800	3,071,672
		Interest	Maturity	Credit	Par value
Issuer, description		rate (%)	date	rating (A)	($000)	Value
Short-term investments 0.87%						$9,400,000
(Cost $9,400,000)

Government U.S. Agency 0.87%						9,400,000

Federal Home Loan Bank, Disc Note		4.300	03-01-06	AAA	9,400	9,400,000

Total investments 100.00%						$1,078,582,634

John Hancock
Preferred Income Fund III
Financial futures contracts
February 28, 2006 (unaudited)

	Number of
Open contracts	contracts	Position	Expiration	Appreciation

U.S. 10-Year Treasury Note	275	Short	Jun 06	$41,044

Financial futures contracts

John Hancock
Preferred Income Fund III
Interest rate swap contracts
February 28, 2006 (unaudited)

	Rate type

Notional	Payments made	Payments received	Termination
amount	by Fund	by Fund	date	Appreciation

$35,000,000	4.00% (a)	3-month LIBOR	Apr 09	$1,076,831

(a) Fixed rate

Interest rate swap contracts

John Hancock Preferred Income Fund III Footnotes to Schedule of Investments February 28, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $16,075,312 or 1.49% of the Fund's total investments as of February 28, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on February 28, 2006, including short-term investments, was $1,084,367,861. Gross unrealized appreciation and depreciation of investments aggregated $28,409,899 and $34,195,126, respectively, resulting in net unrealized depreciation of $5,785,227.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for APS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: HPS

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund III.

P12Q3 2/06
4/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: April 24, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: April 24, 2006